SHAREHOLDERS' EQUITY (DEFICIT) - Stock Option - Equity Incentive Plans (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Nov. 28, 2023	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Stock-based compensation	$ 83	$ 8	$ 82	$ 17
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options available for grant (in shares)	0				0
Number of stock options authorized for issuance (in shares)							2,724,347
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options authorized for issuance (in shares)						5,608,690